Subsequent Events (Details) - Subsequent Event $ in Millions, $ in Billions	Mar. 01, 2023 USD ($)	Mar. 01, 2023 CAD ($)
Subsequent Event
Proceeds from sale of interests	$ 800	$ 1.1
ENSTAR
Subsequent Event
Controlling interest (percent)	100.00%	100.00%
CINGSA
Subsequent Event
Controlling interest (percent)	65.00%	65.00%